Interest payable (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Interest Payable
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Interest payable to third parties	27,647	41,138
Interest payable to related parties(1)	1,009	1,701
Interest payable to shareholders(2)	7,466	11,846
Total	36,122	54,685